Subsequent Events (Details Narrative) (10-K)		1 Months Ended		3 Months Ended	6 Months Ended
	Oct. 02, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 USD ($)
Monthly rent				$ 23,069	$ 39,690
First Lease [Member]
Monthly rent		$ 1,952
Lease expires date		Sep. 30, 2020	Sep. 30, 2020
First Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 12,353
Second Lease [Member]
Monthly rent		$ 1,417
Lease expires date		Sep. 30, 2019	Sep. 30, 2019
Second Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 8,964
Subsequent Event [Member] | First Lease [Member]
Monthly rent		$ 1,875
Lease expires date		Sep. 30, 2020	Sep. 30, 2020
Subsequent Event [Member] | First Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 12,353
Subsequent Event [Member] | Second Lease [Member]
Monthly rent		$ 1,320
Lease expires date		Sep. 30, 2019	Sep. 30, 2019
Subsequent Event [Member] | Second Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 8,964
Subsequent Event [Member] | Class A Common Stock [Member]
Stock issued during period for services | shares	82,000